Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies
Commitments and Contingencies

22. Commitments and Contingencies

Operating lease commitments include the commitments under the lease agreements for the Company’s office premises. The Company leases its office facilities under non-cancelable operating leases with various expiration dates through 2023. For the years ended December 31, 2017, 2018 and 2019, rental expense was $13.7 million, $17.9 million and $17.0 million, respectively. Based on the current rental lease agreements, future minimum rental payments required as of December 31, 2019 were as follows:

		Less than One	One to	Three to	More than
	Total	Year	Three Years	Five Years	Five Years
	(In thousands)
Operating lease commitments	$26,681	$13,101	$13,492	$88	$—

Purchase commitments mainly include minimum commitments for Internet connection, content and services related to website operation, and marketing activities. Capital commitment was primarily related to commitments on the purchase of fixed assets and the payment on leasehold improvements.

Purchase commitments as of December 31, 2019 were as follows:

		Less than One	One to	Three to	More than
	Total	Year	Three Years	Five Years	Five Years
	(In thousands)
Purchase commitments	$626,477	$591,330	$35,084	$63	$—
Capital commitments	$5,587	$5,025	$562	$—	$—

Other commitment represents future maximum commitment relating to the principal amount and interests in connection with a) the issuance of $900 million in aggregate principle amount of 1.25% coupon interest convertible senior notes by Weibo, which will due in 2022 b) the issuance of $800 million in aggregate principle amount of 3.5% coupon interest senior notes by Weibo, which will due in 2024 c) the principal amount and interests of short-term bank loans d) the principal amount and interests of funding debts e) the litigation reserve for NAI f) commitment on equity investment. Other commitments as of December 31, 2019 were as follows:

		Less than One	One to	Three to	More than
	Total	Year	Three Years	Five Years	Five Years
	(In thousands)
2022 Notes	$933,750	$11,250	$922,500	$—	$—
2024 Notes	940,000	28,000	56,000	856,000	—
Short-term bank loans	82,929	82,929	—	—	—
Funding debts and interests	197,132	174,872	22,260	—	—
Litigation reserve	125,809	125,809	—	—	—
Equity investments	115,022	115,022	—	—	—
Total other commitments	$2,394,642	$537,882	$1,000,760	$856,000	$—

There are uncertainties regarding the legal basis of the Company’s ability to operate an Internet business and telecommunication value-added services in China as of December 31, 2019. Although China has implemented a wide range of market-oriented economic reforms, the telecommunication, information and media industries remain highly regulated. Not only are such restrictions currently in place, but in addition regulations are unclear as to in which specific segments of these industries companies with foreign investors, including the Company, may operate. Therefore, the Company might be required to limit the scope of its operations in China, and this could have a material adverse effect on its financial position, results of operations and cash flows.

The Company's financial service business is operated under highly regulated environment with frequent new rules and regulations. The implementations and interpretations of certain new rules and regulations are unclear. The company provides guarantee on the principal, interest payment and penalty fee of the defaulted loans to the lenders via qualified guarantee companies. In addition, the Company commits to fund certain shortfalls in the event a borrower fails to fulfill its repayment obligation and the guarantee provided by the qualified third party was not sufficient. Due to the risk and uncertainty of such arrangements, the Company is not certain that the existing practices will not be deemed to violate any existing or future laws, regulations, rules, and policies. Therefore, the Company might be required to adjust those arrangements prospectively and make other remediation for existing contracts, which may cause a negative impact to the Company's financial performance.

In June and August 2017, Weibo and certain of its current and former directors and officers were named as defendants in two putative securities class actions filed in the United States District Court for the District of New Jersey, respectively. The actions - purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of their trading in Weibo’s ADSs between April 27 and June 22, 2017 or between April 28, 2016 and June 19, 2017, allege that Weibo’s public filings contained material misstatements and omissions in violation of the U.S. federal securities laws. On September 28, 2017, the court entered an order appointing a lead plaintiff and consolidating the two cases. On November 27, 2017, the lead plaintiff filed a consolidated class action complaint. On January 26, 2018, Weibo and one individual defendant filed a motion to dismiss the amended complaint. On June 7, 2018, the court granted the motion to dismiss the class action complaint in its entirety with prejudice.

The Company and a few of its subsidiaries have been named as respondents in an arbitration initiated with the Netherlands Arbitrage Institute and China International Economic and Trade Arbitration Commission ("CIETAC") in which the claimant claimed damages amount based on the alleged use by the respondents of certain intellectual property of the claimants in breach of certain license agreements. On June 3, 2019, the CIETAC issued its award that denied the claimant's claims in favor of the respondents. In

December 2019, the arbitrators of Netherlands Arbitrage Institute found that Sina Hong Kong Limited was a party to, and had breached, a license agreement with the claimant and ordered that Sina Hong Kong Limited and another subsidiary of the Company be jointly and severally obligated to pay the claimant as stipulated under the arbitral award. As Sina Hong Kong Limited is the Company's consolidated subsidiary, the Company recorded a litigation reserve of approximately $125.8 million in operating expenses in the fourth quarter of 2019. The Company believe this cases is without merit and intend to defend the action vigorously.

As of December 31, 2019, there are no other claims, lawsuits, investigations and proceedings, including unasserted claims that are probable to be assessed, that have in the recent past had, or to the Company’s knowledge, are reasonably possible to have, a material effect on the Company’s financial position, results of operations or cash flows.